Loans and Accounts Receivable from Customers - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of assets	141.04%	145.15%
Loans and receivables from customers	$ 23,795,548	$ 21,576,108
Effect on result of Portfolio purchases and sales	4,540	6,476
Provisions on sale from loans and receivables	997
Lease receivables associated with movable assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	880,531	877,510
Real Estate Assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	$ 382,552	$ 372,827
Mortgages loans [member]
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of loans and receivables	98.09%	96.88%
Loans and receivables from customers, net [member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 4,540	$ 6,476
Loans and receivables from customers, net [member] | Adjustment to Effective Interest Rate [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	4,769	6,717
Written off Loan Portfolio [Member]
Disclosure of financial assets [line items]
Effect on result of Portfolio purchases and sales	$ 7,592	$ 0